Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
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Tabular disclosure of trade and other receivables

	As of December 31, 2024	As of December 31, 2023
Noncurrent
Other receivables:
Prepayments, tax receivables and other:
Advance payments for transportation services (1)	134,436	34,660
Receivables related to the transfer of conventional assets (2)	57,194	70,526
Prepaid expenses and other receivables (3)	11,820	27,414
Turnover tax	164	5
Value added tax (“VAT”)	—	462

	203,614	133,067

Financial assets:
Receivables from joint operations	1,243	2,936
Loans to employees	411	348

	1,654	3,284

Total noncurrent trade and other receivables	205,268	136,351

Current
Trade:
Oil and gas accounts receivable (net of allowance for expected credit losses)	77,351	59,787

	77,351	59,787

Other receivables :
Prepayments, tax credits and other:
VAT	90,704	19,713
Receivables related to the transfer of conventional assets (2)	46,018	86,043
Prepaid expenses and other receivables	9,322	9,381
Advance payments for transportation services (1)	7,054	—
Income tax	4,431	13,409
Turnover tax	2,867	385

	160,396	128,931

	As of December 31, 2024	As of December 31, 2023
Financial assets:
Accounts receivable from third parties (4)	29,040	7,804
Receivables from joint operations	5,586	6,581
Balances with related parties (Note 1.2.3.2 and 27)	4,741	—
Gas IV Plan (Note 2.5.3.1)	3,007	1,245
Advances to directors and loans to employees	742	557
Other	632	197

	43,748	16,384

Other receivables	204,144	145,315

Total current trade and other receivables	281,495	205,102

(1)
Related to the Duplicar Plus Project implemented by Oleoductos del Valle S.A. (“Oldelval”) and the project to expand the Puerto Rosales maritime terminal and pumping station implemented by Oiltanking Ebytem S.A. (Oiltanking”) (Note 28.1 and 28.2).

(2)	Related to the accounts receivable recognized as a result of the Transaction mentioned in Note 3.2.7.
(3)	As of December 31, 2023, includes 14,292 related to prepayment of leases.
(4)
As of December 31, 2024
,
includes 13,200 with Aconcagua, related to the extension of the concessions (Note 28.5). As detailed in Note 3.2.7, Aconcagua assumes all obligations and payables from applicable Concessions until the end of the Operating Period; however, the Company maintains 100% ownership.

Reconciliation of changes in allowance account for credit losses
The changes in the provision for expected credit losses of trade and other receivables are as follows:

	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
Amounts at beginning of year	(52)	(231)	(406)
Foreign exchange differences	11	179	139
Allowances for expected credit losses (Note 7)	—	—	36

Amounts at end of year	(41)	(52)	(231)